Segment Information (Details) - Schedule of additional information by geographies - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Domestic [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Revenue as per Geographical Markets	$ 14,602,433	$ 16,549,460
Long Lived Assets (non-current assets) as per geographical markets	35,426,091	48,445,633
Revenue as per Customers	14,392,091	14,648,473
Domestic [Member] | Cable business [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Revenue as per Geographical Markets	14,392,091	16,208,027
Long Lived Assets (non-current assets) as per geographical markets	35,197,591	48,377,133
Revenue as per Customers	14,392,091	14,648,473
Domestic [Member] | Telemedicine Services [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Revenue as per Geographical Markets	210,342	341,433
Long Lived Assets (non-current assets) as per geographical markets	228,500	68,500
Revenue as per Customers
Domestic [Member] | Unallocated [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Long Lived Assets (non-current assets) as per geographical markets
Overseas [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Revenue as per Geographical Markets
Long Lived Assets (non-current assets) as per geographical markets
Revenue as per Customers
Overseas [Member] | Cable business [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Revenue as per Geographical Markets
Long Lived Assets (non-current assets) as per geographical markets
Revenue as per Customers
Overseas [Member] | Telemedicine Services [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Revenue as per Geographical Markets
Long Lived Assets (non-current assets) as per geographical markets
Revenue as per Customers
Overseas [Member] | Unallocated [Member]
Segment Information (Details) - Schedule of additional information by geographies [Line Items]
Long Lived Assets (non-current assets) as per geographical markets